Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Apr. 06, 2017	Oct. 16, 2015	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
C000159220
Account Value [Line Items]
Line Graph and Table Measure Name		Deer Park Total Return Credit Fund
Account Value		$ 9,425	$ 12,717	$ 12,084	$ 12,423	$ 13,578	$ 12,477	$ 12,541	$ 12,156	$ 11,640	$ 10,459
C000159221
Account Value [Line Items]
Line Graph and Table Measure Name			Deer Park Total Return Credit Fund
Account Value	$ 10,000		$ 11,041	10,569	10,949	12,051	11,166	11,296	11,042	10,651
C000159222
Account Value [Line Items]
Line Graph and Table Measure Name		Deer Park Total Return Credit Fund
Account Value		$ 100,000	138,006	130,964	134,141	146,240	134,057	134,379	129,961	124,126	111,316
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	11,612	10,408	10,341	12,109	12,218	11,421	10,354	10,482	10,474
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000		11,297	10,126	10,061	11,781	11,887	11,111	10,074	10,198
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 100,000	116,117	104,077	103,410	121,089	122,182	114,205	103,544	104,819	104,743
HFRX Fixed Income Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Fixed Income Credit Index
Account Value		$ 10,001	12,223	11,250	10,666	12,376	11,573	10,686	10,638	10,525	9,987
HFRX Fixed Income Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Fixed Income Credit Index
Account Value	$ 10,001		11,866	10,921	10,354	12,014	11,235	10,373	10,327	10,217
HFRX Fixed Income Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Fixed Income Credit Index
Account Value		$ 99,999	$ 122,223	$ 112,488	$ 106,649	$ 123,744	$ 115,720	$ 106,845	$ 106,373	$ 105,239	$ 99,858